American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2021

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.1%
Focused Dynamic Growth Fund G Class	627,182	37,543,097
NT Disciplined Growth Fund G Class	2,089,421	32,991,961
NT Equity Growth Fund G Class	5,875,830	74,446,770
NT Focused Large Cap Value Fund G Class	13,614,433	177,259,912
NT Growth Fund G Class	4,749,222	106,145,117
NT Heritage Fund G Class	5,221,916	85,952,736
NT Mid Cap Value Fund G Class	7,490,287	112,129,590
Small Cap Growth Fund G Class	788,249	22,268,024
Small Cap Value Fund G Class	2,140,037	24,439,220
Sustainable Equity Fund G Class	3,176,782	136,601,641
		809,778,068
Domestic Fixed Income Funds — 25.2%
Inflation-Adjusted Bond Fund G Class	4,800,223	60,914,833
NT Diversified Bond Fund G Class	26,893,940	300,405,315
NT High Income Fund G Class	7,397,788	73,977,880
Short Duration Fund G Class	498,558	5,224,892
Short Duration Inflation Protection Bond Fund G Class	274,800	3,028,297
		443,551,217
International Equity Funds — 19.4%
Non-U.S. Intrinsic Value Fund G Class	4,149,887	42,453,340
NT Emerging Markets Fund G Class	4,754,167	72,691,217
NT Global Real Estate Fund G Class	2,880,637	35,172,580
NT International Growth Fund G Class	6,363,215	93,793,794
NT International Small-Mid Cap Fund G Class	2,358,811	34,933,984
NT International Value Fund G Class	5,820,764	61,001,603
		340,046,518
International Fixed Income Funds — 9.3%
Emerging Markets Debt Fund G Class	4,023,039	42,684,441
Global Bond Fund G Class	11,312,755	118,331,414
International Bond Fund G Class	163,669	2,281,543
		163,297,398
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,358,996,673)		1,756,673,201
OTHER ASSETS AND LIABILITIES†		(1,457)
TOTAL NET ASSETS — 100.0%		$1,756,671,744

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$37,102	$217	$6,025	$6,249	$37,543	627	$3,801	$217
NT Disciplined Growth Fund	30,234	5,428	3,020	350	32,992	2,089	935	3,989
NT Equity Growth Fund	66,750	7,892	8,806	8,611	74,447	5,876	412	7,579
NT Focused Large Cap Value Fund(3)	153,634	7,466	19,692	35,852	177,260	13,614	1,451	4,544
NT Growth Fund	95,617	15,889	14,944	9,583	106,145	4,749	3,011	10,742
NT Heritage Fund	80,530	10,495	16,652	11,580	85,953	5,222	4,420	7,663
NT Mid Cap Value Fund	96,260	4,264	17,162	28,768	112,130	7,490	1,763	3,063
Small Cap Growth Fund	22,372	2,125	6,938	4,709	22,268	788	1,429	2,125
Small Cap Value Fund	20,112	263	8,076	12,140	24,439	2,140	818	263
Sustainable Equity	121,738	3,011	16,543	28,395	136,601	3,177	2,658	1,512
Inflation-Adjusted Bond Fund	43,372	16,456	336	1,423	60,915	4,800	3	266
NT Diversified Bond Fund	218,464	115,346	22,336	(11,069)	300,405	26,894	(415)	7,339
NT High Income Fund	54,887	16,013	1,632	4,710	73,978	7,398	(26)	3,016
Short Duration Fund	—	5,184	—	41	5,225	499	—	39
Short Duration Inflation Protection Bond Fund	622	2,306	3	103	3,028	275	—	24
Non-U.S. Intrinsic Value Fund	36,421	1,212	6,461	11,281	42,453	4,150	(387)	1,012
NT Emerging Markets Fund	73,420	3,664	14,432	10,039	72,691	4,754	5,321	1,273
NT Global Real Estate Fund	30,513	825	2,022	5,857	35,173	2,881	139	556
NT International Growth Fund	85,536	3,591	9,765	14,432	93,794	6,363	2,712	2,862
NT International Small-Mid Cap Fund	33,721	1,278	7,090	7,025	34,934	2,359	1,438	1,278
NT International Value Fund	54,072	1,727	8,491	13,694	61,002	5,821	(252)	1,722
Emerging Markets Debt Fund	32,161	9,974	398	947	42,684	4,023	4	1,293
Global Bond Fund	83,882	38,221	3,613	(159)	118,331	11,313	(18)	776
International Bond Fund	777	1,552	21	(26)	2,282	164	—	54
U.S. Government Money Market Fund	70,406	6,250	76,656	—	—	—	—	24
	$1,542,603	$280,649	$271,114	$204,535	$1,756,673	127,466	$29,217	$63,231
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.